Condensed Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Series E Preferred Stock [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 1,059
Warrant [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 896